Fair Value Measurements - Roll Forward of Warrant Liability (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at April 20, 2026	$ 100,000,000
Change in fair value	37,942,000
Fair value at June 30, 2026	137,942,000	$ 137,942,000
HZO, Inc. and Subsidiaries
Fair Value Measurements
Warrant liability	2,066,673	2,066,673	$ 51,673	$ 57,984
HZO, Inc. and Subsidiaries | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at April 20, 2026		51,673	57,984	784,724
Warrants granted in connection with issuance of Convertible Promissory Notes		1,516,000
Change in fair value		$ 499,000	$ (6,311)	$ (726,740)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change In Fair Value Of Embedded Derivative And Warrant Liability	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value at June 30, 2026	2,066,673	$ 2,066,673	$ 51,673	$ 57,984
HZO, Inc. and Subsidiaries | Embedded Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at April 20, 2026		3,396,000
Warrants granted in connection with issuance of Convertible Promissory Notes		4,559,000
Change in fair value		$ 42,926,000
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change In Fair Value Of Embedded Derivative And Warrant Liability
Fair value at June 30, 2026	$ 50,881,000	$ 50,881,000	$ 3,396,000